LONG-TERM DEBT (Details) - USD ($)	Jan. 03, 2021	Dec. 29, 2019
Notes payable to bank	$ 3,238,494	$ 3,558,082
Less - unamortized debt issuance costs	(54,205)	(59,381)
Current maturities	(245,306)	(277,666)
Total	2,938,983	3,221,035
October 30, 2015 [Member] | Long Term Debt [Member]
Total	670,334	699,311
November 16, 2015 [Member] | Long Term Debt [Member]
Total	1,447,439	1,509,435
October 10, 2015 [Member] | Long Term Debt [Member]
Total	397,655	414,562
March 11, 2016 [Member] | Long Term Debt [Member]
Total	369,222	384,208
April 29, 2020 [Member] | Long Term Debt [Member]
Total	27,500	0
November 10, 2016 [Member] | Long Term Debt [Member]
Total	141,125	151,234
December 28, 2018 [Member] | Long Term Debt [Member]
Total	185,219	192,068
December 26, 2017 [Member] | Long Term Debt [Member] | Shareholders [Member]
Unsecured notes payable	$ 0	$ 207,264